Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Computer equipment	$ 3,984		$ 3,088
Internal-use software	2,393		1,462
Furniture and fixtures	999		579
Leasehold improvements	687		343
Total property and equipment	82,016		58,053
Less: Accumulated depreciation and amortization	(40,884)		(31,205)
Property and equipment, net	41,132	[1]	26,848	[1]	19,055	[1]
In-vehicle devices-installed
Property, Plant and Equipment [Line Items]
In-vehicle devices	71,110		51,454
In-vehicle devices-uninstalled
Property, Plant and Equipment [Line Items]
In-vehicle devices	$ 2,843		$ 1,127

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.